Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Total DUC and Others
Total DUC and other as of December 31, 2019, 2018 and 2017 are integrated as follows:

	2019		2018		2017
DUC	Ps.	343,242,476	Ps.	443,294,170	Ps.	372,902,629
DUC from prior years		(39)		14,883		2,095,429
Other		—		446,464		260,775
Deferred DUC expense (benefit)		29,570,063		26,178,078		(37,214,624)

Total DUC and other	Ps.	372,812,500	Ps.	469,933,595	Ps.	338,044,209

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2019		2018
Deferred DUC asset:
Tax credits	Ps.	546,317,620	Ps.	577,278,473

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(151,479,977)		(288,913,978)

Deferred DUC asset net		394,837,643		288,364,495
Unrecognized Deferred DUC		(385,719,590)		(249,676,378)

Net, deferred DUC asset	Ps.	9,118,054	Ps.	38,688,117

Summary of Expected Benefit for DUC
The expected expense for DUC is different from that which would result from applying the 65.00% rate to the tax base, as a result of the items mentioned below:

	2019		2018		2017
Expected expense:	Ps.	43,432,712	Ps.	307,269,035	Ps.	127,436,912
Increase (decrease) resulting from:
Expected benefit contract		(4,948,542)		(5,797,144)		—
Duties from prior year		(26)		9,860		—
Non-cumulative profit (1)		(1,130,442,995)		(593,158,584)		(514,780,219)
Non-deductible expenses (1)		1,091,958,851		291,676,831		387,343,306
Production value		495,394,906		610,206,103		518,433,469
Deductible duties		(39,891,325)		(55,005,397)		(39,503,110)
Deferred DUC reserve		—		—		(48,689,612)
Deferred DUC expense		29,570,063		26,178,078		—
Deductions cap		(112,261,105)		(111,906,534)		(94,552,741)
DUC from prior years		(39)		14,883		2,095,429
Other		—		446,464		260,775

DUC-Profit-sharing duty expense	Ps.	372,812,500	Ps.	469,933,595	Ps.	338,044,209

(1)	For 2019, fluctuations changes are included which have no effect on the determination of the DUC.

Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2019, 2018 and 2017, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2019		2018		2017
Current income tax	Ps.	4,247,998	Ps.	3,109,971	Ps.	3,546,912
Deferred income tax		(33,237,010)		(11,465,343)		(9,334,064)

Total	Ps.	(28,989,012)	Ps.	(8,355,372)	Ps.	(5,787,152)

Income tax REFIPRE (Preferent Fiscal Regime) from PMH HBV dividends	Ps.	—	Ps.	—	Ps.	722,984

Summary of Tax Effect of Deferred Tax Assets and Liabilities
As of December 31, 2019 and 2018, the deferred income tax asset net of Pemex Industrial Transformation and Pemex Exploration and Production has not been recognized because it is estimated that not enough taxable income will be generated in future periods.

Income taxes non-recognized

	Tax effect
	2019		2018
Assets
Provisions	Ps.	181,119,082	Ps.	161,103,132
Properties, plant and equipment		6,736,006		17,825,338
Tax loss carryforwards		588,208,624		489,166,032

Total assets	Ps.	776,063,712	Ps.	668,094,502
Liabilities
Well, pipelines, properties, plant and equipment	Ps.	127,849,064	Ps.	159,942,782
Other		584,711		1,072,383

Total liabilities		128,433,775		161,015,165

Total assets, net	Ps.	647,629,937	Ps.	507,079,337

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2018		Recognized in profit and loss		Recognized in OCI		2019
Deferred income tax asset:
Provisions	Ps.	8,836,693	Ps.	43,491	Ps.	—	Ps.	8,880,184
Employee benefits provision		40,314,749		17,362,550		10,613,057		68,290,356
Advance payments from clients		35,807		269,193				305,000
Accrued liabilities		611,652		1,489,359				2,101,011
Reserve due to depreciation of inventories		982,228		(792,477)				189,751
Non-recoverable accounts receivable		763,924		(54,596)				709,328
Derivative financial instruments		29,674		106,586				136,260
Wells, pipelines, properties and equipment		11,862,776		(3,791,206)				8,071,570
Tax loss carry-forwards (1)		20,659,110		17,768,533				38,427,643

Total deferred income tax asset		84,096,613		32,401,433		10,613,057		127,111,103
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(2,630,597)		1,015,893				(1,614,704)
Other		(1,881,715)		(180,316)				(2,062,031)

Total deferred income tax liability		(4,512,312)		835,577				(3,676,735)
Net long-term deferred income tax asset	Ps.	79,584,301	Ps.	33,237,010	Ps.	10,613,057	Ps.	123,434,368

	2017		Recognized in profit and loss		Recognized in OCI		2018
Deferred income tax asset:
Provisions	Ps.	7,110,665	Ps.	1,726,028	Ps.	—	Ps.	8,836,693
Employee benefits provision		47,086,457		2,181,696		(8,953,404)		40,314,749
Advance payments from clients		42,208		(6,401)		—		35,807
Accrued liabilities		744,865		(133,213)		—		611,652
Reserve due to depreciation of inventories		—		982,228		—		982,228
Non-recoverable accounts receivable		739,748		24,176		—		763,924
Derivative financial instruments		79,255		(49,581)		—		29,674
Wells, pipelines, properties and equipment		3,990,113		7,872,663		—		11,862,776
Tax loss carry-forwards (1)		21,532,979		(873,869)		—		20,659,110

Total deferred income tax asset		81,326,290		11,723,727		(8,953,404)		84,096,613
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,443,618)		813,021		—		(2,630,597)
Other		(810,310)		(1,071,405)		—		(1,881,715)

Total deferred income tax liability		(4,253,928)		(258,384)		—		(4,512,312)

Net long-term deferred income tax liability	Ps.	77,072,362	Ps.	11,465,343	Ps.	(8,953,404)	Ps.	79,584,301

(1)	Tax loss carryforwards expire in 2029.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2019		2018		2017
Expected income tax expense	Ps.	3,707,023	Ps.	(41,316,168)	Ps.	(20,055,588)
Increase (decrease) resulting from:
Tax effect of inflation-net		6,487,844		11,742,346		14,302,118
Difference between accounting and tax depreciation		(5,290,734)		(3,359,548)		(3,713,920)
Unrecognized Deferred tax asset (1)		—		21,885,731		—
Impairment reserve for deferred taxes		(24,189,922)		—		—
Retirement benefits		(10,698,848)		—		—
Non-deductible expenses		4,826,745		1,781,012		1,954,659
Others-net		(3,831,120)		911,255		1,725,579

Income tax benefit	Ps.	(28,989,012)	Ps.	(8,355,372)	Ps.	(5,787,152)

(1)	Due to the fact that the circumstances to evaluate the recovery of the tax benefit from pending tax losses to be amortized in Pemex Logistics improved in 2019, a deferred asset was recognized.